FINANCIAL INSTRUMENTS (Details 27) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 354,707
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Nature of guarantee granted	Guarantee letter
Financial guarantee granted	$ 23,156
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee policy
Description of assets pledged	Cash
Description of functional currency	U.F.
Financial guarantee granted	$ 352
Name of guarantor	Dirección General del Territorio Marítimo y de Marina Mercante
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Endorsement
Description of assets pledged	Cash
Description of functional currency	U.S. dollar
Financial guarantee granted	$ 210,000
Name of guarantor	Banco Itau Corpbanca - NY Branch
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	Cash
Description of functional currency	U.F.
Financial guarantee granted	$ 13,936
Name of guarantor	Sociedad Concesionaria Autopista Costa Arauco S.A.
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement
Description of assets pledged	Cash
Description of functional currency	Brazilian real
Financial guarantee granted	$ 9,301
Name of guarantor	Banco Safra S.A.
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of assets pledged	Cash
Description of functional currency	U.S. dollar
Financial guarantee granted	$ 5,135
Name of guarantor	Innergy Soluciones Energéticas S.A.
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement
Description of assets pledged	Cash
Description of functional currency	Brazilian real
Financial guarantee granted	$ 66,367
Name of guarantor	Itaú Unibanco S.A.
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Maderas Arauco S.A.
Nature of guarantee granted	Guarantee policy
Description of assets pledged	Cash
Description of functional currency	U.F.
Financial guarantee granted	$ 1,563
Name of guarantor	Universidad de los Andes
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco do Brasil S.A.
Nature of guarantee granted	Endorsement
Description of assets pledged	Cash
Description of functional currency	Brazilian real
Financial guarantee granted	$ 31,501
Name of guarantor	Banco BTG pactual S.A.
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Maderas Arauco S.A.
Nature of guarantee granted	Guarantee policy
Description of assets pledged	Cash
Description of functional currency	U.F.
Financial guarantee granted	$ 405
Name of guarantor	Cermaq Chile S.A.
Financial guarantee five [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Indústria de Painéis S.A.
Nature of guarantee granted	Endorsement
Description of assets pledged	Cash
Description of functional currency	Brazilian real
Financial guarantee granted	$ 4,555
Name of guarantor	Banco Safra S.A.
Financial guarantee six [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Investigaciones Forestales Bioforest SpA.
Description of assets pledged	Cash
Description of functional currency	Chilean pesos
Financial guarantee granted	$ 1,765
Name of guarantor	Corporación Nacional Forestal
Financial guarantee six [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Indústria de Painéis S.A.
Nature of guarantee granted	Endorsement
Description of assets pledged	Cash
Description of functional currency	Brazilian real
Financial guarantee granted	$ 30,257
Name of guarantor	Banco Safra S.A.
Financial guarantee seven [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Indústria de Painéis S.A.
Nature of guarantee granted	Endorsement
Description of assets pledged	Cash
Description of functional currency	Brazilian real
Financial guarantee granted	$ 2,726
Name of guarantor	Itaú Unibanco S.A.